Equity - Schedule of Warrants Activity (Details) - Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Warrants Activity [Line Items]
Number of warrants, Outstanding at beginning of the year	7,645,109	202,251
Weighted average exercise price, Outstanding at beginning of the year	$ 2.007	$ 23.31
Number of warrants Issued	3,641,232	8,954,287
Weighted average exercise price, Issued	$ 0.48	$ 1.19
Number of warrants, Exercised		(1,511,429)
Weighted average exercise price, Exercised		$ 0.001
Number of warrants, Forfeited and expired	(3,719,179)
Weighted average exercise price, Forfeited and expired	$ 1.46
Number of warrants, Outstanding and exercisable at year-end	7,567,162	7,645,109
Weighted average exercise price, Outstanding and exercisable at year-end		$ 2.007